Related Parties - Summary of Expenses for Compensation of Its Key Executives (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of related parties [line items]
Compensation expense of key executives	R$ 55,588	R$ 54,180	R$ 41,094
Short-term compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	47,936	41,659	36,504
Stock compensation [member]
Summary of related parties [line items]
Compensation expense of key executives	4,786	9,881	1,407
Post employment benefits [member]
Summary of related parties [line items]
Compensation expense of key executives	R$ 2,866	R$ 2,640	2,278
Termination benefit [member]
Summary of related parties [line items]
Compensation expense of key executives			R$ 905